Cover Page	3 Months Ended
Jan. 31, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q1
Entity Registrant Name	Royal Bank of Canada
Entity Central Index Key	0001000275
Current Fiscal Year End Date	--10-31